SHORT-TERM DEBT (Details) - Schedule of Short-term Debt (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Short-term Debt [Abstract]
Notes payable to unrelated third party	$ 0	$ 75,000	$ 50,000
Notes payable to related party	516,674	111,794	869,038
Short term loan payable	76,738	0
Total short-term debt	$ 593,412	$ 186,794	$ 0